Derivative Financial Instruments - Disclosure of Detailed Information about Changes in the Carrying Amounts of the Outstanding Solaris Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments [Line Items]
Balance – beginning of year	$ 36,218
Balance – end of year	17,700	$ 36,218
Solaris warrants
Derivative Financial Instruments [Line Items]
Balance – beginning of year	29,154	122,919
Change in fair value	(4,138)	(84,604)
Exercised	(25,016)	(9,161)
Balance – end of year	$ 0	$ 29,154